ACCOUNTS AND OTHER RECEIVABLE, NET - Current and Non-current Balances (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Current, net (1)	$ 5,178	$ 5,558
Non-current, net
Accounts receivable	449	202
Retainer on customer contract	55	70
Billing rights	597	733
Total non-current, net	1,101	1,005
Total	6,279	$ 6,563
Cumulative benefit	$ 1,341